February 6, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-0506                          VIA EDGAR

Re:      First American Strategy Funds, Inc. (the "Registrant")
         File Nos. 333-7463 and 811-7687

To Whom It May Concern:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Registrant certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement (Post-Effective Amendment No. 16, filed on January 30, 2004); and

(2) the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ Richard J. Ertel

Richard J. Ertel
Assistant Secretary